STOCKHOLDERS' EQUITY (Details)									1 Months Ended								9 Months Ended	12 Months Ended
	Sep. 22, 2015 Item $ / shares shares	Aug. 05, 2015 $ / shares shares	Dec. 19, 2014 $ / shares shares	Nov. 05, 2014 $ / shares shares	Oct. 30, 2014 USD ($) Item $ / shares shares	Aug. 15, 2014 $ / shares shares	May. 05, 2014 shares	Mar. 15, 2014 shares	Feb. 28, 2015 $ / shares shares	Jan. 31, 2015 USD ($) Item $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 19, 2014 shares	Jun. 30, 2014 shares	Jun. 19, 2014 shares	May. 31, 2014 shares	Feb. 28, 2014 $ / shares shares	Sep. 30, 2015 Item	Dec. 31, 2015 USD ($) Item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2016 $ / shares shares	Oct. 16, 2015 $ / shares shares
Preferred Stock, shares authorized											50,000,000							50,000,000	50,000,000
Preferred Stock, par value per share | $ / shares											$ 0.001							$ 0.001	$ 0.001
Common Stock, shares authorized																		259,000,000
Expense related to restricted stock awards | $																			$ 228,416
Amortization of fair value of stock options | $																		$ 191,612	33,468
Warrants to purchase shares of common stock, number of shares of common stock																				882,001
Exercise price of warrant | $ / shares																				$ 1.50
Exercise period of warrants										3 years
Common stock issued for consulting services | $																		$ 101,364
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $					$ 678,000
Common stock issued pursuant to the vesting of stock grants, shares													133,332
Common stock warrants issued																				882,001
Fair value of shares vested | $																			$ 447,911
Common Stock [Member]
Common stock issued upon conversion of preferred stock, shares																		860,000	350,000
Common stock issued for consulting services, shares																		92,149
Common stock issued for consulting services | $																		$ 92
Common stock issued for acquisition, shares																			600,000
Five Delta [Member]
Ownership acquired (as a percent)			100.00%									100.00%
T.R. Winston and Company, LLC [Member] | Financing Agreement [Member]
Loan origination fee | $					$ 580,000
Common Stock Awards [Member]
Expense related to restricted stock awards | $																		$ 34,360
Share-based compensation, vesting period	3 years
Common stock awards granted	220,000
Number of employees to whom common stock awards granted | Item	9
Awards forfeited																		85,456
Common Stock Awards Granted in Prior Years [Member]
Expense related to restricted stock awards | $																		$ 459,525
Employee Stock Option [Member]
Awards forfeited																		543,000
Employee Stock Option [Member] | Director [Member]
Granted during the period									12,000							12,000
Share-based compensation, vesting period									1 year							1 year
Granted during the period, exercise price | $ / shares									$ 1.20							$ 2.70
Award term									5 years							5 years
Stock options granted, grant date fair value | $ / shares									$ 0.62							$ 0.65
Share-based compensation, risk free interest rate									0.50%							0.375%
Share-based compensation, expected dividend yield									0.00%							0.00%
Share-based compensation, expected volatility rate									99.00%							43.00%
Share-based compensation, expected life in years									2 years							2 years
Amortization of fair value of stock options | $																		$ 6,845
Employee Stock Option [Member] | Employee One [Member]
Granted during the period		200,000
Share-based compensation, vesting period		3 years
Granted during the period, exercise price | $ / shares		$ 1.65
Award term		3 years
Stock options granted, grant date fair value | $ / shares		$ 0.74
Share-based compensation, risk free interest rate		0.625%
Share-based compensation, expected dividend yield		0.00%
Share-based compensation, expected volatility rate		85.00%
Share-based compensation, expected life in years		2 years
Amortization of fair value of stock options | $																		20,478
Employee Stock Option [Member] | Employee Two [Member]
Granted during the period	385,000
Share-based compensation, vesting period	3 years
Granted during the period, exercise price | $ / shares	$ 1.73
Award term	3 years
Stock options granted, grant date fair value | $ / shares	$ 0.79
Share-based compensation, risk free interest rate	0.625%
Share-based compensation, expected dividend yield	0.00%
Share-based compensation, expected volatility rate	85.00%
Share-based compensation, expected life in years	2 years
Amortization of fair value of stock options | $																		$ 26,328
Awards forfeited																		15,000
Employee Stock Option [Member] | Employee [Member] | August 15, 2014 [Member]
Granted during the period						310,000
Share-based compensation, vesting period						3 years
Granted during the period, exercise price | $ / shares						$ 1.00
Award term						3 years
Stock options granted, grant date fair value | $ / shares						$ 0.29
Share-based compensation, risk free interest rate						0.875%
Share-based compensation, expected dividend yield						0.00%
Share-based compensation, expected volatility rate						41.00%
Share-based compensation, expected life in years						3 years
Amortization of fair value of stock options | $																			$ 11,121
Employee Stock Option [Member] | Employee [Member] | December 19, 2014 [Member]
Granted during the period			100,000
Share-based compensation, vesting period			2 years
Granted during the period, exercise price | $ / shares			$ 1.26
Award term			3 years
Stock options granted, grant date fair value | $ / shares			$ 0.53
Share-based compensation, risk free interest rate			0.375%
Share-based compensation, expected dividend yield			0.00%
Share-based compensation, expected volatility rate			75.00%
Share-based compensation, expected life in years			2 years 1 month 17 days
Amortization of fair value of stock options | $																			739
Employee Stock Option [Member] | President [Member]
Granted during the period					600,000
Granted during the period, exercise price | $ / shares					$ 1.50
Award term					10 years
Stock options granted, grant date fair value | $ / shares					$ 0.45
Share-based compensation, risk free interest rate					0.875%
Share-based compensation, expected dividend yield					0.00%
Share-based compensation, expected volatility rate					75.00%
Share-based compensation, expected life in years					3 years 6 months
Amortization of fair value of stock options | $																			13,012
Employee Stock Option [Member] | Two Employees [Member]
Granted during the period					275,000
Share-based compensation, vesting period					4 years
Granted during the period, exercise price | $ / shares					$ 1.50
Award term					10 years
Stock options granted, grant date fair value | $ / shares					$ 0.36
Share-based compensation, risk free interest rate					0.625%
Share-based compensation, expected dividend yield					0.00%
Share-based compensation, expected volatility rate					75.00%
Share-based compensation, expected life in years					2 years 6 months
Amortization of fair value of stock options | $																			4,114
Employee Stock Option [Member] | Chief Financial Officer [Member]
Granted during the period				500,000
Share-based compensation, vesting period				3 years
Granted during the period, exercise price | $ / shares				$ 1.10
Award term				3 years
Stock options granted, grant date fair value | $ / shares				$ 0.45
Share-based compensation, risk free interest rate				0.375%
Share-based compensation, expected dividend yield				0.00%
Share-based compensation, expected volatility rate				75.00%
Share-based compensation, expected life in years				2 years
Amortization of fair value of stock options | $																			12,416
Private Placement [Member]
Exercise price of warrant | $ / shares										$ 2.00
Proceeds from issuance of private placement | $					$ 4,220,500					$ 1,468,001
Securities sold to accredited investors in a private placement, units					4,220,500					978,668
Puchase price, per unit | $ / shares					$ 1.00					$ 1.50
Number Of Accredited Investors In Private Placement | Item					28					22
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $										$ 190,840
Warrants issued to pay placement agents and selling agent										97,866
Additional Private Placement Expenses | $																			25,744
Net proceeds used for working capital | $																			1,251,416
Private Placement [Member] | T.R. Winston and Company, LLC [Member]
Exercise price of warrant | $ / shares					$ 1.50
Proceeds from issuance of private placement | $					$ 800,000
Exercise period of warrants					3 years
Securities sold to accredited investors in a private placement, units					800,000
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $					$ 351,435
Warrants issued to pay placement agents and selling agent					301,230
Net proceeds from the offering | $					$ 2,500,000
Restricted Stock [Member] | Employee [Member] | Common Stock [Member] | May 2014 [Member]
Expense related to restricted stock awards | $																			$ 36,667
Share-based compensation, vesting period															3 years
Common stock awards granted															200,000
Awards forfeited																			40,000
Restricted Stock [Member] | Employee [Member] | Common Stock [Member] | August 15, 2014 [Member]
Expense related to restricted stock awards | $																			$ 31,251
Common stock awards granted						250,000
Number of shares will vest quarterly with an initial vesting date of January 1, 2015																			31,250
Restricted Stock [Member] | Employee [Member] | Common Stock [Member] | November 5, 2014 [Member]
Expense related to restricted stock awards | $																			$ 22,644
Common stock awards granted							45,455
Restricted Stock [Member] | Employee [Member] | Common Stock [Member] | December 19, 2014 [Member]
Expense related to restricted stock awards | $																			1,732
Common stock awards granted												50,000
Thirteen Employees [Member] | Chief Financial Officer [Member]
Granted during the period				130,000
Share-based compensation, vesting period				3 years
Granted during the period, exercise price | $ / shares				$ 1.50
Award term				3 years
Stock options granted, grant date fair value | $ / shares				$ 0.35
Share-based compensation, risk free interest rate				0.375%
Share-based compensation, expected dividend yield				0.00%
Share-based compensation, expected volatility rate				75.00%
Share-based compensation, expected life in years				2 years
Amortization of fair value of stock options | $																			$ 2,512
Series A Preferred Stock [Member]
Preferred Stock, shares authorized											200,000							200,000	200,000		200,000
Preferred Stock, par value per share | $ / shares											$ 0.001							$ 0.001	$ 0.001		$ 0.001
Number of preferred stock converted to common stock																		86,000	35,000
Common Class A [Member]
Common Stock, shares authorized											250,000,000							250,000,000	250,000,000
Common Stock, par value per share | $ / shares											$ 0.001							$ 0.001	$ 0.001
Voting rights per share | Item																		1
Common stock issued upon conversion of preferred stock, shares											350,000							860,000	350,000
Shares issued for stock awards that have vested																		128,331
Common stock issued for consulting services, shares																		92,149
Common stock issued for consulting services | $																		$ 101,364
Common Stock, shares issued											29,416,612							28,110,229	29,416,612
Common Class A [Member] | Five Delta [Member]
Common stock issued for acquisition, shares			600,000
Common Class A [Member] | Employee Stock Option [Member] | Employee [Member]
Granted during the period														300,000
Common Class A [Member] | Employee Stock Option [Member] | Non Employee [Member]
Granted during the period								200,000
Amortization of fair value of stock options | $																			$ 7,678
Common Class A [Member] | Private Placement [Member]
Warrants to purchase shares of common stock, number of shares of common stock					2,510,250
Exercise period of warrants					3 years
Additional Private Placement Expenses | $					$ 12,885
Number of shares called by each warrant					.50
Number of shares issued for each unit in private placement					1
Number of warrants issued for each unit in private placement					1
Notice Period for Redemption of Warrants					20 days
Redemption price of warrants (in dollars per share) | $ / shares					$ 0.001
Share price (in dollars per share) | $ / shares					$ 3.75
Number of consecutive trading days					20 days
Daily average minimum volume in 20 consecutive trading days (in shares)					100,000
Common Stock, shares issued					5,020,500
Common stock warrants issued					2,510,250
Common Class B [Member]
Common Stock, shares authorized											9,000,000							9,000,000	9,000,000
Common Stock, par value per share | $ / shares											$ 0.001							$ 0.001	$ 0.001
Voting rights per share | Item																	10
Common Stock, shares issued											0							0	0
Warrant [Member]
Proceeds from issuance of private placement | $										$ 8,820